Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,260,791	¥ 1,262,339	¥ 1,484,095
Recognized interest income	22,871	26,213	23,625
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	9,395	7,814	8,591
Recognized interest income	74	182	492
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	726,794	766,847	918,093
Recognized interest income	8,722	12,383	9,441
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	387,470	387,725	472,081
Recognized interest income	4,085	6,057	3,787
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	13,093	15,721	19,465
Recognized interest income	218	291	281
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	48,740	57,850	74,087
Recognized interest income	731	1,069	1,146
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	58,704	48,945	59,916
Recognized interest income	759	1,044	794
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	157,751	171,687	186,356
Recognized interest income	2,195	2,848	2,347
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,094	1,330	1,729
Recognized interest income	6	8	8
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	14,804	22,478	25,461
Recognized interest income	322	491	388
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	28,345	39,178	50,377
Recognized interest income	170	234	215
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	16,793	21,933	28,621
Recognized interest income	236	341	475
Commercial [Member] | Foreign [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	174,831	159,999	209,297
Recognized interest income	3,013	3,127	4,244
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	98,238	107,165	119,409
Recognized interest income	1,252	1,620	1,563
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	65,270	66,187	69,831
Recognized interest income	1,241	1,614	1,993
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	82,832	71,162	83,504
Recognized interest income	2,801	2,292	1,993
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	91,577	83,165	75,370
Recognized interest income	5,274	4,995	3,899
Other [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	11,854
Recognized interest income	¥ 494